Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Directors fees	$ 7,505	$ 8,970	$ 8,000
Salaries, wages, consultants and benefits	705,830	751,811	693,964
Stock-based compensation (Note 10)	515,116	696,248	660,266
Software technology development (Note 8)	2,999,079	2,496,877	1,678,848
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	7,505	8,970	8,000
Salaries, wages, consultants and benefits	667,229	659,558	612,492
Selling and marketing	70,439	126,920	77,906
Stock-based compensation (Note 10)	188,961	276,207	237,348
Software technology development (Note 8)	248,780	246,016	214,843
Closing balance for the year	$ 1,182,914	$ 1,317,671	$ 1,150,589